Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,475,960.56

Principal:
Principal Collections	$14,324,817.02
Prepayments in Full	$8,192,524.79
Liquidation Proceeds	$232,716.12
Recoveries	$49,185.53
Sub Total	$22,799,243.46
Collections	$24,275,204.02

Purchase Amounts:
Purchase Amounts Related to Principal	$521,408.43
Purchase Amounts Related to Interest	$2,966.78
Sub Total	$524,375.21

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,799,579.23

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,799,579.23
Servicing Fee	$329,980.44	$329,980.44	$0.00	$0.00	$24,469,598.79
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$24,469,598.79
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$24,469,598.79
Interest - Class A-3 Notes	$79,038.46	$79,038.46	$0.00	$0.00	$24,390,560.33
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$24,239,948.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,239,948.66
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$24,165,751.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,165,751.33
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$24,102,611.33
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,102,611.33
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$24,025,264.83
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,025,264.83
Regular Principal Payment	$22,455,416.76	$22,455,416.76	$0.00	$0.00	$1,569,848.07
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,569,848.07
Residuel Released to Depositor	$0.00	$1,569,848.07	$0.00	$0.00	$0.00
Total		$24,799,579.23

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$22,455,416.76
Total					$22,455,416.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,455,416.76	$40.99	$79,038.46	$0.14	$22,534,455.22	$41.13
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$22,455,416.76	$13.94	$444,333.96	$0.28	$22,899,750.72	$14.22

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$112,912,085.73	0.2061192	$90,456,668.97	0.1651272
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$380,572,085.73	0.2363273	$358,116,668.97	0.2223830

Pool Information
Weighted Average APR	4.295%	4.296%
Weighted Average Remaining Term	31.01	30.19
Number of Receivables Outstanding	30,636	29,621
Pool Balance	$395,976,530.66	$372,506,305.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$380,572,085.73	$358,116,668.97
Pool Factor	0.2404190	0.2261690

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$14,389,636.76
Targeted Overcollateralization Amount	$14,389,636.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$14,389,636.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	September 2014
Payment Date	10/15/2014
Transaction Month	33

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		99	$198,758.57
(Recoveries)		132	$49,185.53
Net Losses for Current Collection Period			$149,573.04
Cumulative Net Losses Last Collection Period			$9,130,554.68
Cumulative Net Losses for all Collection Periods			$9,280,127.72

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.45%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.29%	524	$8,526,054.74
61-90 Days Delinquent	0.25%	58	$917,230.27
91-120 Days Delinquent	0.07%	15	$268,901.53
Over 120 Days Delinquent	0.29%	62	$1,098,535.47
Total Delinquent Receivables	2.90%	659	$10,810,722.01

Repossession Inventory:
Repossessed in the Current Collection Period		19	$329,946.68
Total Repossessed Inventory		30	$536,569.62

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6266%
Preceding Collection Period			0.5485%
Current Collection Period			0.4671%
Three Month Average			0.5474%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4115%
Preceding Collection Period			0.4439%
Current Collection Period			0.4558%
Three Month Average			0.4371%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer